Utility Plant and Leases (Tables)	12 Months Ended
Dec. 31, 2020
Regulated Operations [Abstract]
Schedule of Net Utility Plant
Net utility plant as of December 31, 2020 and 2019 was as follows:

	December 31,
(Thousands of dollars)	2020	2019
Gas plant:
Storage	$101,203	$100,908
Transmission	400,657	391,864
Distribution	7,078,656	6,581,043
General	515,879	467,274
Software and software-related intangibles	270,883	256,299
Other	16,722	15,833
	8,384,000	7,813,221
Less: accumulated depreciation and amortization	(2,419,348)	(2,313,050)
Construction work in progress	211,429	185,026
Net utility plant	$6,176,081	$5,685,197

Schedule of Depreciation and Amortization Expense	Depreciation and amortization expense on gas plant, including intangibles, was as follows:

(Thousands of dollars)	2020	2019	2018
Depreciation and amortization expense	$215,636	$197,358	$185,719

Schedule of Components of Lease Expense, and Supplemental Cash Flow Information Related to Leases
The components of lease expense were as follows:

(Thousands of dollars)	2020	2019
Southwest:
Operating lease cost	$1,251	$1,531

Centuri:
Operating lease cost	$14,294	$12,235

Finance lease cost:
Amortization of ROU assets	$140	$137
Interest on lease liabilities	37	34
Total finance lease cost	177	171
Short-term lease cost	19,806	16,217
Total lease cost - Southwest Gas Holdings, Inc.	$35,528	$30,154
Supplemental cash flow information related to leases for the years ended December 31, 2020 and 2019 was as follows:

	2020
(Thousands of dollars)	Southwest	Centuri	Total
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$766	$12,889	$13,655
Operating cash flows from finance leases	—	36	36
Financing cash flows from finance leases	—	199	199

ROU assets obtained in exchange for lease obligations:
Operating leases	$1,547	$19,372	$20,919
Finance leases	—	361	361

	2019
(Thousands of dollars)	Southwest	Centuri	Total
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,278	$11,166	$12,444
Operating cash flows from finance leases	—	33	33
Financing cash flows from finance leases	—	212	212

ROU assets obtained in exchange for lease obligations:
Operating leases	$862	$23,825	$24,687
Finance leases	—	13,839	13,839

Schedule of Supplemental Information Related to Leases Included in Balance Sheet
Supplemental information related to leases, including location in the Consolidated Balance Sheets, is as follows:

(Thousands of dollars)	December 31,
	2020	2019
Southwest:
Operating leases:
Net utility plant	$2,195	$1,443

Other current liabilities	$656	$723
Other deferred credits and other long-term liabilities	1,586	730
Total operating lease liabilities	$2,242	$1,453

Weighted average remaining lease term (in years)	4.24	2.88
Weighted average discount rate	4.49%	3.18%

Centuri:
Operating leases:
Other property and investments	$81,010	$78,954

Other current liabilities	$10,032	$8,851
Other deferred credits and other long-term liabilities	75,247	73,323
Total operating lease liabilities	$85,279	$82,174

Finance leases:
Other property and investments	$752	$14,264

Other current liabilities	$202	$13,769
Other deferred credits and other long-term liabilities	490	355
Total finance lease liabilities	$692	$14,124

Weighted average remaining lease term (in years)
Operating leases	10.08	10.25
Finance leases	2.12	2.13

Weighted average discount rate
Operating leases	4.05%	4.03%
Finance leases	5.55%	6.10%

Schedule of Maturities of Operating Lease Liabilities
The following are schedules of maturities of lease liabilities as of December 31, 2020:

(Thousands of dollars)	Operating Leases
Southwest:
2021	$735
2022	543
2023	426
2024	404
2025	330
Thereafter	36
Total lease payments	2,474
Less imputed interest	232
Total	$2,242

(Thousands of dollars)	Operating Leases	Finance Leases
Centuri:
2021	$13,144	$235
2022	12,153	241
2023	10,864	275
2024	9,904	1
2025	8,051	—
Thereafter	50,605	—
Total lease payments	104,721	752
Less imputed interest	19,442	60
Total	$85,279	$692

Schedule of Maturities of Finance Lease Liabilities
The following are schedules of maturities of lease liabilities as of December 31, 2020:

(Thousands of dollars)	Operating Leases
Southwest:
2021	$735
2022	543
2023	426
2024	404
2025	330
Thereafter	36
Total lease payments	2,474
Less imputed interest	232
Total	$2,242

(Thousands of dollars)	Operating Leases	Finance Leases
Centuri:
2021	$13,144	$235
2022	12,153	241
2023	10,864	275
2024	9,904	1
2025	8,051	—
Thereafter	50,605	—
Total lease payments	104,721	752
Less imputed interest	19,442	60
Total	$85,279	$692